Cover	Jan. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2022
Entity File Number	001-40118
Entity Registrant Name	SilverBox Engaged Merger Corp I
Entity Central Index Key	0001836707
Entity Tax Identification Number	85-4169699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1250 S. Capital of Texas Highway
Entity Address, Address Line Two	Building 2
Entity Address, Address Line Three	Suite 285
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	575-3637
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	SBEAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, included as part of the units
Trading Symbol	SBEA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	SBEAW
Security Exchange Name	NASDAQ